5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Net cash provided by (used in) operating activities	R$ 2,586	R$ 1,895	R$ (1,304)
Cash provided by the operations	3,348	3,191	2,590
Net income (loss) for the year	1,180	811	(1,145)
Deferred income tax	77	(35)	(118)
Share of profit of subsidiaries and associates	(73)	69	(28)
Impairment	(3)	1	0
Allowance for doubtful accounts	R$ 634	737	630
Originally reported
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Net cash provided by (used in) operating activities		1,895	(1,304)
Cash provided by the operations		3,191	2,590
Net income (loss) for the year		865	(1,076)
Deferred income tax		(38)	(113)
Share of profit of subsidiaries and associates		34	(81)
Impairment		0
Allowance for doubtful accounts		722	609
Effects IFRS9
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Net cash provided by (used in) operating activities		0	0
Cash provided by the operations		0	0
Net income (loss) for the year		(19)	(16)
Deferred income tax		3	(5)
Share of profit of subsidiaries and associates		0	0
Impairment		1
Allowance for doubtful accounts		15	21
Equity effects
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Net cash provided by (used in) operating activities		0	0
Cash provided by the operations		0	0
Net income (loss) for the year		(35)	(53)
Deferred income tax		0	0
Share of profit of subsidiaries and associates		35	53
Impairment		0
Allowance for doubtful accounts		R$ 0	R$ 0